Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Jul. 07, 2016	Sep. 30, 2014	Aug. 10, 2014	May 31, 2014	Apr. 30, 2013	Feb. 28, 2013	Sep. 09, 2012	Jul. 05, 2012
Foshan Zhuoyi Intelligence Date Co., Ltd. ("FS Zhuoyi")
Business Acquisition [Line Items]
Business acquisition, equity interests acquired	100.00%
Aipu Group
Business Acquisition [Line Items]
Business acquisition, equity interests acquired				50.00%
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired			100.00%
iJoy
Business Acquisition [Line Items]
Business acquisition, equity interests acquired					100.00%
21ViaNet Group Limited ("21Vianet HK")
Business Acquisition [Line Items]
Business acquisition, equity interests acquired								100.00%
Held Directly by 21 Vianet Beijing | Fastweb Acquisition
Business Acquisition [Line Items]
Business acquisition, equity interests acquired							100.00%
Held Directly by 21 Vianet Beijing | Beijing Yichengtaihe Investment Co., Ltd | Variable Interest Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired		100.00%
Held Directly by 21 Vianet Beijing | WiFire BJ and Yilong
Business Acquisition [Line Items]
Business acquisition, equity interests acquired						100.00%